BRIGHTHOUSE LIFE INSURANCE COMPANY OF NY

Brighthouse Variable Annuity Account B

Supplement dated August 25, 2020 to the prospectuses

for the variable annuity contracts listed below

This supplement describes a change to the variable annuity contracts listed below issued by Brighthouse Life Insurance Company of NY (“we” or “us”). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of your prospectus, write to us at: Brighthouse Financial, P.O. Box 305075, Nashville, TN 37230-5075, call us at (888) 243-1932 or access the Securities and Exchange Commission’s website at http://sec.gov. Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the prospectus.

Annuity Service Center Contact Information Change

Effective September 8, 2020, the Annuity Service Center contact information will change. Please use the new contact information listed below. We will continue to accept requests and elections at the old address until close of the New York Stock Exchange on October 8, 2020. After this date, requests and elections, (including payments) sent to an address other than the ones provided below, may be returned or there may be a delay in processing requests or applying payments.

•	Address: Brighthouse Financial, P.O. Box 305075, Nashville, TN 37230-5075
•	Telephone: (888) 243-1932
•	Fax: Brighthouse Policy Holder Services, (877) 246-8424
•	Website: brighthousefinancial.com

This change does not affect any of your contractual provisions. All rights and benefits you have with your contract remain the same.

Supplement to the prospectus for the following variable annuity contracts:

Variable Annuity Contract	Prospectus Date
Class AA	May 1, 2020
Class B	May 1, 2020
Class L	May 1, 2020
Class L – 4 Year (offered between November 22, 2004 and October 7, 2011)	May 1, 2020
Class VA (offered between June 15, 2001 and October 7, 2011)	May 1, 2020
Class VA (offered between October 7, 2011 and May 1, 2016)	April 29, 2019 (as supplemented)

Class L – 4 Year (offered on and after April 29, 2013)	May 1, 2017 (as supplemented)
Class O (offered on and after September 21, 2015)	May 1, 2017 (as supplemented)
Class VA-4 (offered on and after May 2, 2016)	May 1, 2017 (as supplemented)
Class VA-4 (offered between October 7, 2011 and May 1, 2016)	May 1, 2017 (as supplemented)
MarquisSM Portfolios (offered on and after April 30, 2012)	May 1, 2017 (as supplemented)
PrimElite IVSM	May 1, 2017 (as supplemented)
Class S (offered between October 7, 2011 and May 1, 2016)	May 1, 2016 (as supplemented)
Class S-L Share Option (offered between October 7, 2011 and May 1, 2016)	May 1, 2016 (as supplemented)
Class O (offered between April 30, 2012 and September 20, 2015)	May 1, 2015 (as supplemented)
Class XC	May 1, 2015 (as supplemented)
Class L – 4 Year (offered between October 7, 2011 and April 28, 2013)	April 28, 2014 (as supplemented)
Simple Solutions	April 28, 2014 (as supplemented)
Class A	April 30, 2012 (as supplemented)
Class C (offered on and after October 7, 2011)	April 30, 2012 (as supplemented)
MarquisSM Portfolios (offered between November 7, 2005 and April 30, 2012)	April 30, 2012 (as supplemented)
Class C (offered between September 4, 2001 and October 7, 2011)	May 1, 2011 (as supplemented)
Class S (offered between April 30, 2007 and October 7, 2011)	May 1, 2011 (as supplemented)
Class S-L Share Option (offered between April 30, 2007 and October 7, 2011)	May 1, 2011 (as supplemented)
Class VA-4 (offered between May 1, 2011 and October 7, 2011)	May 1, 2011 (as supplemented)
Class XTRA 6	May 1, 2011 (as supplemented)
Class XTRA	May 1, 2011 (as supplemented)
Pioneer PRISM XC	May 1, 2009 (as supplemented)
Vintage LSM	April 28, 2008 (as supplemented)
Vintage XCSM	April 28, 2008 (as supplemented)
PrimElite IIISM	April 30, 2007 (as supplemented)
Protected Equity PortfolioSM	April 30, 2007 (as supplemented)

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE